Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Jun. 09, 2015	Mar. 31, 2015
C000027441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Balanced Fund
Account Value	$ 203,082.6456	$ 203,082.6456	$ 203,082.6456	$ 203,082.6456	$ 190,007.1933	$ 169,375.1094	$ 196,187.102	$ 164,335.5844	$ 151,792.5528	$ 122,710.1916	$ 125,088.6528	$ 108,887.2738	$ 102,847		$ 99,750
Average Annual Return, Percent	6.88%	6.00%		7.34%
C000052650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Midcap Fund
Account Value	$ 251,525.2824	$ 251,525.2824	251,525.2824	$ 251,525.2824	228,072.8232	201,741.455	226,531.968	181,499.9226	166,797.2765	129,710.3376	134,217.9024	111,834.736	104,239		103,135
Average Annual Return, Percent	10.28%	8.56%		9.66%
C000027439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Asset Management Fund
Account Value	$ 223,856.8332	$ 223,856.8332	223,856.8332	$ 223,856.8332	201,332.5064	177,047.7898	207,428.7064	170,510.8535	158,129.9091	125,692.2694	127,744.7184	109,910.5222	103,506		99,857
Average Annual Return, Percent	11.19%	7.20%		8.39%
C000027444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Equity Fund
Account Value	$ 277,325.4364	$ 277,325.4364	277,325.4364	$ 277,325.4364	252,540.4245	217,158.8451	251,205.1386	196,260.7416	173,254.8851	130,959.0337	134,370.3317	111,265.1574	102,263		99,357
Average Annual Return, Percent	9.81%	9.87%		10.74%
C000102803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Midcap Fund
Account Value	$ 251,579	$ 251,579	251,579	$ 251,579	227,874.1577	200,094.1974	224,584.2656	179,825.9589	165,341.9539	128,786.9436	133,573.2788	111,665.368	104,009		102,706
Average Annual Return, Percent	10.40%	8.76%		9.67%
C000129551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden International Equity Fund
Account Value	$ 160,397	$ 160,397	$ 160,397	$ 160,397	152,284	131,064	150,824	132,961	124,079	102,865	114,522	95,499	94,909	$ 100,000
Average Annual Return, Percent	5.33%	5.27%	5.07%
C000027440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Equity Fund
Account Value	$ 291,316.1157	$ 291,316.1157	$ 291,316.1157	$ 291,316.1157	256,180.3632	218,424.4022	254,467.158	196,088.2066	171,207.6765	129,957.9016	133,359.2132	110,517.2999	101,556		98,994
Average Annual Return, Percent	13.72%	11.22%		11.29%
C000027445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Small Cap Fund
Account Value	$ 254,244.5404	$ 254,244.5404	254,244.5404	$ 254,244.5404	225,894.6226	205,194.8548	225,649.2604	176,061.4787	162,764.0214	125,323.2	133,323.7341	118,768.6163	102,442		102,981
Average Annual Return, Percent	12.55%	9.33%		9.78%
C000106778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust SMID Cap Fund
Account Value	$ 2,570,323	$ 2,570,323	2,570,323	$ 2,570,323	2,332,983	2,061,976	2,344,226	1,796,876	1,659,744	1,309,540	1,387,565	1,172,041	1,022,082		1,046,529
Average Annual Return, Percent	10.17%	9.14%		9.90%
C000106779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden SMID Cap Fund
Account Value	$ 254,126.1634	$ 254,126.1634	254,126.1634	$ 254,126.1634	230,204.105	197,777.0472	231,572.8805	178,029.726	163,140.911	129,350.6928	137,016.2212	117,164.416	102,119		104,701
Average Annual Return, Percent	10.39%	9.27%		9.78%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 342,539.3393	$ 342,539.3393	342,539.3393	$ 342,539.3393	273,988.2884	216,955.7797	264,938.3643	205,848.7147	173,860.4067	132,226.9059	138,290.0645	113,509.2288	102,750		100,950
Average Annual Return, Percent	25.02%	14.53%		13.10%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 326,036.071	$ 326,036.071	326,036.071	$ 326,036.071	263,340.5126	209,072.063	258,774.7217	205,930.6859	170,348.588	130,018.2759	137,210.4558	113,274.8571	101,452		101,800
Average Annual Return, Percent	23.81%	13.86%		12.55%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Account Value	$ 158,524	$ 158,524	$ 158,524	$ 158,524	151,409	128,378	149,783	132,993	123,616	100,918	117,470	94,576	90,250	$ 100,000
Average Annual Return, Percent	4.70%	5.10%	4.94%
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 116,001.627	$ 116,001.627	$ 116,001.627	$ 116,001.627	114,652.0481	108,448.4642	125,484.3265	127,718.6953	117,253.8607	106,875.4027	107,324.196	103,197.3091	103,621		101,840
Average Annual Return, Percent	1.18%	(0.21%)		1.50%
Bloomberg U S Treasury Bellwethers 3 Month [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 3 Month
Account Value	$ 119,509.64	$ 119,509.64	119,509.64	$ 119,509.64	113,504.0393	107,939.6418	106,333.9847	106,287.6483	105,576.4853	103,199.2264	101,289.3608	100,417.0276	100,151		100,006
Average Annual Return, Percent	5.29%	2.51%		1.80%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 250,699.5667	$ 250,699.5667	250,699.5667	$ 250,699.5667	217,350.0283	185,409.173	224,235.9264	182,924.2037	156,210.8317	119,663.3012	131,582.2218	111,023.205	99,751		103,952
Average Annual Return, Percent	15.34%	9.92%		9.63%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 212,231.7641	$ 212,231.7641	212,231.7641	$ 212,231.7641	190,277.6946	162,729.4324	204,527.5847	178,130.5763	148,490.6291	118,295.6445	132,937.4395	115,953.3656	94,134		104,315
Average Annual Return, Percent	11.54%	7.40%		7.82%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 2,334,667.914	$ 2,334,667.914	$ 2,334,667.914	$ 2,334,667.914	$ 2,084,619.31	$ 1,775,298.306	$ 2,174,791.611	$ 1,840,208.754	$ 1,533,591.339	$ 1,200,308.635	$ 1,333,707.988	$ 1,141,771	$ 974,799		$ 1,051,684
Average Annual Return, Percent	11.99%	8.77%		8.85%